Deconsolidation of Ruisha Technology - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2025	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on deconsolidation of a subsidiary		¥ 36,909	$ 5,351	¥ 0	¥ 0
Share interest	48.20%
Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share interest	59.60%
Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share interest	48.20%